Payments, Details - 12 months ended Jun. 30, 2023 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 164,171	Taxes	BOLIVIA	NEWP:BoliviaPlurinationalStateMember	NEWP:SilversandMember	NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
#: 2
	446,887	Fees	BOLIVIA	NEWP:BoliviaPlurinationalStateMember	NEWP:SilversandMember	NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
#: 3
	17,482	Taxes	BOLIVIA	NEWP:BoliviaPlurinationalStateMember	NEWP:SilverstrikeMember	NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
#: 4
	10,943	Fees	BOLIVIA	NEWP:BoliviaPlurinationalStateMember	NEWP:SilverstrikeMember	NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
#: 5
	65,313	Taxes	BOLIVIA	NEWP:BoliviaPlurinationalStateMember	NEWP:CarangasMember	NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
#: 6
	19,396	Fees	BOLIVIA	NEWP:BoliviaPlurinationalStateMember	NEWP:CarangasMember	NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
#: 7
	102,419	Infrastructure	BOLIVIA	NEWP:BoliviaPlurinationalStateMember	NEWP:CarangasMember	NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
#: 8
	677,483	Taxes	BOLIVIA	NEWP:BoliviaPlurinationalStateMember	NEWP:AdministrationMember	NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
#: 9
	1,797	Fees	BOLIVIA	NEWP:BoliviaPlurinationalStateMember	NEWP:AdministrationMember	NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
Government levies | #: 10
	924,450	Taxes	BOLIVIA	NEWP:TheNationalGovernmentOfBoliviaMember		NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit	Yes	Payee including: The Natinoal Tax Services; The Pension Administrator; The National Health Fund; Mining Administrative Jursdictional Authority.
Government levies | #: 11
	31,947	Fees	BOLIVIA	NEWP:TheNationalGovernmentOfBoliviaMember		NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit	Yes	Payee including: The Natinoal Tax Services; The Pension Administrator; The National Health Fund; Mining Administrative Jursdictional Authority.
Government levies | #: 12
	440,258	Fees	BOLIVIA	NEWP:MachacamarcaCommunityMember		NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
Government levies | #: 13
	6,818	Fees	BOLIVIA	NEWP:CarangasCommunityMember		NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit
Government levies | #: 14
	$ 102,418	Infrastructure	BOLIVIA	NEWP:CarangasCommunityMember		NEWP:ResourcesSilverMember	NEWP:PlurinationalMember	Open Pit